CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Operating Activities
Net income	$ 1,306	$ 34	$ 1,719	$ 182
Adjusted for the following items:
Earnings from investments in associates and joint ventures, net of distributions received	(10)	27	(18)	72
Depreciation and amortization expense	492	375	961	775
Mark-to-market on hedging items, provisions and other	(1,254)	84	(1,348)	265
Deferred income tax expense (recovery)	212	8	252	56
Changes in non-cash working capital, net	(182)	87	(276)	(13)
Cash from operating activities	564	615	1,290	1,337
Investing Activities
Acquisition of subsidiaries, net of cash acquired	(49)	0	(145)	0
Cash flows from losing control of subsidiaries or other businesses, classified as investing activities	2,588	0	2,588	722
Additions of investments in associates and joint ventures	0	0	412	0
Purchase of long lived assets	(414)	(275)	(746)	(662)
Disposal of long lived assets	12	9	23	20
Purchase of financial assets	(331)	(271)	(502)	(534)
Sale of financial assets and other	230	168	526	278
Net settlement of foreign exchange hedging items	(18)	(1)	(17)	(83)
Cash used by investing activities	2,018	(368)	2,139	(93)
Financing Activities
Distributions to general partner	(50)	(47)	(100)	(93)
Distributions to other unitholders	(255)	(236)	(508)	(472)
Subsidiary distributions to non-controlling interest	(306)	(168)	(538)	(647)
Capital Provided By Non-controlling Interest, Cash	0	45	100	223
Capital provided to non-controlling interest	(1,408)	0	(1,408)	(616)
Proceeds From Partial Disposition Of Subsidiaries To Non-Controlling Interest, Net Of Taxes	0	0	0	168
Deposit Received From Parent	(744)	0	(344)	0
Proceeds from corporate borrowings	244	275	244	275
Net proceeds from commercial paper program	406	0	496	0
Proceeds from corporate credit facility	1,539	512	1,830	1,455
Repayment of corporate credit facility	(1,816)	(515)	(2,961)	(1,065)
Proceeds from subsidiary borrowings	1,005	570	1,597	2,210
Repayment of subsidiary borrowings	(555)	(498)	(974)	(1,979)
Payments of lease liabilities, classified as financing activities	(256)	(43)	(369)	(86)
Preferred units issued	0	0	194	0
Payments to Acquire Partial Interest From Non-Controlling Interest	(283)	0	(283)	0
Partnership units issued, net of issuance costs	3	3	6	5
Cash from financing activities	(2,476)	(102)	(3,018)	(622)
Cash and cash equivalents
Change during the year	106	145	411	622
Cash and cash equivalents classified as part of disposal group held for sale	0	0	(6)	0
Impact of foreign exchange on cash	29	9	3	(69)
Balance, beginning of year	1,140	1,226	867	827
Balance, end of year	$ 1,275	$ 1,380	$ 1,275	$ 1,380